DaVita Inc. Stock-Based Compensation and Shareholders' Equity - Additional Information (Detail) (USD $)	12 Months Ended				12 Months Ended				12 Months Ended								12 Months Ended							12 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2009	Nov. 03, 2010	Dec. 31, 2011 Cash-settled stock appreciation	Dec. 31, 2011 Stock Unit	Dec. 31, 2010 Stock Unit	Dec. 31, 2011 Stockholder Rights Plan Minimum	Dec. 31, 2011 Employee stock purchase plan	Dec. 31, 2010 Employee stock purchase plan	Dec. 31, 2009 Employee stock purchase plan	Dec. 31, 2011 Employee stock purchase plan Beginning of Period	Dec. 31, 2011 Employee stock purchase plan End of Period	Dec. 31, 2011 2002 Plan	Dec. 31, 2010 2002 Plan	Jun. 07, 2010 2002 Plan	Dec. 31, 2011 1999 Plan	Dec. 31, 2011 1999 Plan Minimum	Dec. 31, 2011 1999 Plan Maximum	Dec. 31, 2011 Stock Incentive Plan 2011	Dec. 31, 2011 Stock Incentive Plan 2011 Stock Settled Stock Appreciation Rights and Employee Stock Options	Dec. 31, 2011 Stock Incentive Plan 2011 Cash-settled stock appreciation	Dec. 31, 2011 Stock Incentive Plan 2011 Stock Unit	Dec. 31, 2011 Stock Incentive Plan 2011 Minimum	Dec. 31, 2011 Stock Incentive Plan 2011 Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Terms of award (in years)																		5 years	10 years						5 years
Award reduction rate																				3.00
Vesting period																	4 years							48 months	60 months
Outstanding balance																					10,205,564	10,000
Outstanding balance						513,108	501,564																513,108
Shares available for future grants									787,497											8,405,431
Increase in number of shares of common stock available for issuance																10,000,000
The average median grant rate														4.02%	4.02%
Equivalent number of shares for any full-value awards														3.0
Stock appreciation rights granted during period					10,000
Base Price outstanding balance					$ 79.57
Stock-based compensation expense	48,718,000	45,551,000	44,422,000		0
Aggregate intrinsic value of stock awards exercised	98,235,000	67,935,000	46,896,000
Aggregate intrinsic value of stock awards outstanding	222,347,000
Aggregate intrinsic value exercisable	109,791,000
Employee entitlement for purchase of the Company's common stock during each calendar year									25,000
Stock purchase price as percentage of fair market value												100.00%	85.00%
Payroll withholdings and lump-sum payments related to the plan, included in accrued compensation and benefits	412,972,000	325,477,000							5,889,000	4,933,000	4,280,000
Stock issued for employee stock purchase plans									91,353	83,865	86,213
Expected volatility Rate									22.00%	22.00%	34.00%
Risk free interest rate									0.50%	0.30%	0.20%
Weighted average fair value									$ 17.20	$ 13.80	$ 13.90
Tax benefit for stock-based Compensation	18,424,000	17,273,000	16,810,000
Unrecognized compensation cost related to nonvested stock-based compensation arrangements under equity compensation and stock purchase plans	91,305,000
Unrecognized compensation cost related to nonvested stock-based compensation arrangements under equity compensation and stock purchase plans, weighted average remaining period (in years)	1.4
Proceeds from stock option exercises	5,443,000	48,686,000	63,653,000
Tax benefits from stock award exercises	38,199,000	26,706,000	18,241,000
Common stock shares repurchased	3,794,686	8,918,760
Common stock shares repurchased Amount	323,348,000	618,496,000
Average repurchase price	$ 85.21	$ 69.35
Additional share repurchase amount authorized by the Board of Directors				800,000,000
Repurchase share authorized outstanding amount	358,200,000
Percentage of voting stock ownership bid which triggers the stockholder rights plan								15.00%
Charter documents and Delaware law description	The Company’s charter documents include provisions that may deter hostile takeovers, delay or prevent changes of control or changes in management, or limit the ability of stockholders to approve transactions that they may otherwise determine to be in their best interests. These include provisions prohibiting stockholders from acting by written consent, requiring 90 days advance notice of stockholder proposals or nominations to the Board of Directors and granting the Board of Directors the authority to issue up to five million shares of preferred stock and to determine the rights and preferences of the preferred stock without the need for further stockholder approval. The Company is also subject to Section 203 of the Delaware General Corporation Law that, subject to exceptions, would prohibit the Company from engaging in any business combinations with any interested stockholder, as defined in that section, for a period of three years following the date on which that stockholder became an interested stockholder. These restrictions may discourage, delay or prevent a change in the control of the Company.
Preferred stock authorized to be issued	5,000,000	5,000,000
Acquisition of additional ownership interests in several existing majority-owned joint ventures	$ 13,689,000	$ 14,214,000	$ 6,859,000